Statements of Cash Flows (USD $)	6 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	25 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	May 31, 2011	May 31, 2012	May 31, 2012	Nov. 30, 2012
Operating Activities:
Net loss	$ (32,013)	$ (20,328)	$ (18,392)	$ (36,606)	$ (54,998)	$ (87,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	339	339	311	678	989	1,328
Changes in net assets and liabilities-
Decrease in accounts receivable		5,916	(5,916)	5,916
Increase in accounts payable and accrued liabilities	10,259	6,025	750	10,012	10,762	21,021
Increase in deferred revenue	19,795					19,795
Net Cash Used in Operating Activities	(1,620)	(8,048)	(23,247)	(20,000)	(43,247)	(44,867)
Investing Activities:
Purchase of computer equipment			(2,034)		(2,034)	(2,034)
Net Cash Used in Investing Activities			(2,034)		(2,034)	(2,034)
Financing Activities:
Advances from stockholders	4,960			6,359	6,359	11,319
Net proceeds from issuance of common stock			38,922		38,922	38,922
Net Cash Provided by Financing Activities	4,960		38,922	6,359	45,281	50,241
Net (Decrease) Increase in Cash	3,340	(8,048)	13,641	(13,641)		3,340
Cash - Beginning of Period		13,641		13,641
Cash - End of Period	3,340	5,593	13,641			3,340
Cash paid during the period for:
Interest
Income taxes